Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2024, and 2023 are as follows (in thousands, except for share amounts):

	2024		2023
	Shares	Share capital and share premium	Shares	Share capital and share premium
Ordinary Shares	301,805,677	2,009,884	266,821,844	1,231,969
Total share capital and share premium	301,805,677	2,009,884	266,821,844	1,231,969

Schedule of Movements in Ordinary Shares, Share Capital and Share Premium
Movements in the Group’s Ordinary shares, share capital and share premium during the years ended 31 December 2024, 2023, and 2022 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Predecessor Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2022		13,481,799	135	1,000,118	1,000,253
Elimination of Predecessor Ordinary Shares (Note 1.1)	—	(13,481,799)	(135)	135	—
Issuance of Ordinary Shares (Note 1.1)	186,576,505	—	1,866	63,169	65,035
PIPE Financing (Note 1.1)	17,493,000	—	175	174,755	174,930
Transaction costs arising on share issue	—	—	—	(5,562)	(5,562)
Predecessor Earn Out Shares (Note 1.1)	38,330,000	—	—	(227,500)	(227,500)
OACB Earn Out Shares (Note 1.1)	1,250,000	—	—	(9,100)	(9,100)
SARs Settlement	3,510,582	—	35	30,267	30,302
Settlement of related party loans with Ordinary Shares	5,000,000	—	50	32,150	32,200
Balance at 31 December 2022	252,160,087	—	2,126	1,058,432	1,060,558
Capital contribution	11,834,061	—	118	132,618	132,736
Vested earn-out shares	—	—	6	8,300	8,306
Penny warrants (Note 27)	2,479,962	—	25	27,159	27,184
Public warrants (Note 27)	553,552	—	6	7,612	7,618
Settlement of RSUs with shares (Note 22)	838,919	—	8	5,095	5,103
Settlement of SARs with shares	(1,044,737)	—	(10)	(9,526)	(9,536)
Balance at 31 December 2023	266,821,844	—	2,279	1,229,690	1,231,969
Capital contribution	9,213,333	—	92	144,547	144,639
Vested earn-out shares	—	—	198	310,703	310,901
Penny warrants (Note 27)	1,718,845	—	17	24,293	24,310
Public warrants (Note 27)	419,660	—	4	6,691	6,695
Settlement of RSUs with shares (Note 22)	1,549,290	—	15	5,890	5,905
Settlement of options with shares	9,127	—	0	105	105
Conversion of convertible bonds (Note 21)	22,073,578	—	221	285,139	285,360
Balance at 31 December 2024	301,805,677	—	2,826	2,007,058	2,009,884